UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Growth Index Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Growth Index Portfolio

The S&P/BARRA Growth Index had a total return of 25.65% for the year ending December 31, 2003. During the reporting period, the U.S. economy began to strengthen which helped the performance of many of the stocks that comprise the Index. The strong market conditions encompassed most industry groups during the one-year period and affected many large, well-known stocks. Among the ten largest components of the Index, diversified industrial leader General Electric rose 30.75% for the one-year period. Technology bellwethers Intel increased 107.59% and Cisco rose 85.42% for the period. The largest gainer of the twelve-month period was telecommunication company Avaya, which rose 428.16%. Effective April 1, 2003, the portfolio's sub-adviser changed from Barclays Global Fund Advisors to BNY Investment Advisors.

           Maxim Growth Index Portfolio      S&P/BARRA Growth Index

Dec-93             10000                         10000
Dec-94             10193                         10313
Dec-95             13790.11                      14245.35
Dec-96             16837.72                      17661.14
Dec-97             21764.44                      24111.32
Dec-98             29878.23                      34264.09
Dec-99             37906.51                      43942.67
Dec-00             29430.61                      34240.13
Dec-01             25575.2                       29884.79
Dec-02             19416.69                      22834.96
Dec-03             24241.74                      28694.17


Maxim Growth Index Portfolio
Total Return -

One Year:  24.85%
Five Year:  -4.09%
Ten Year:  9.26%

Portfolio Inception:  12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Growth Index Portfolio, made at its inception, with the performance of the S&P/BARRA Growth Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Growth Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2003 and 2002

Maxim Growth Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value   (1)                               $      51,911,874
     Cash                                                                                   11,189
     Dividends receivable                                                                   86,085
     Subscriptions receivable                                                               96,690
     Variation margin on futures contracts                                                   1,450
                                                                                   ----------------
                                                                                   ----------------
     Total assets                                                                       52,107,288
                                                                                   ----------------
                                                                                   ----------------

LIABILITIES:

     Due to investment adviser                                                              30,339
     Redemptions payable                                                                    29,735
     Payable for investments purchased                                                     122,254
                                                                                   ----------------
                                                                                   ----------------

     Total liabilities                                                                     182,328
                                                                                   ----------------
                                                                                   ----------------

NET ASSETS                                                                       $      51,924,960
                                                                                   ================
                                                                                   ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $         331,877
     Additional paid-in capital                                                        124,336,197
     Net unrealized appreciation on investments and futures contracts                    1,623,413
     Accumulated net realized loss on investments and futures contracts                (74,366,527)
                                                                                   ----------------
                                                                                   ----------------

NET ASSETS                                                                       $      51,924,960
                                                                                   ================
                                                                                   ================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $           15.65
                                                                                   ================
                                                                                   ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                        250,000,000
     Outstanding                                                                         3,318,766

(1)  Cost of investments in securities:                                          $      50,300,261

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                       $          5,178
     Dividends                                                                             1,052,932
                                                                                      ---------------
                                                                                      ---------------
     Total income                                                                          1,058,110
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:

     Management fees                                                                         447,239
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT INCOME                                                                        610,871
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                    (13,125,305)
     Net realized gain on futures contracts                                                  205,062
     Change in net unrealized appreciation on investments                                 28,202,569
     Change in net unrealized appreciation on futures contracts                               16,138
                                                                                      ---------------
                                                                                      ---------------
     Net realized and unrealized gain on investments and futures contracts                15,298,464
                                                                                      ---------------
                                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     15,909,335
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                                             2003             2002
                                                                         -------------    -------------
                                                                         -------------    -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                             $      610,871   $      999,200
     Net realized loss on investments                                     (13,125,305)     (47,285,604)
     Net realized gain (loss) on futures contracts                            205,062         (315,505)
     Change in net unrealized appreciation (depreciation) on investments   28,202,569      (11,246,913)
     Change in net unrealized appreciation (depreciation) on futures contracts 16,138           10,387
                                                                         -------------    -------------
                                                                         -------------    -------------

     Net increase (decrease) in net assets resulting from operations       15,909,335      (57,838,435)
                                                                         -------------    -------------
                                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (613,761)      (1,009,484)
                                                                         -------------    -------------
                                                                         -------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                     27,842,474       51,685,891
     Reinvestment of distributions                                            613,761        1,009,484
     Redemptions of shares                                                (71,017,200)    (190,649,201)
                                                                         -------------    -------------
                                                                         -------------    -------------

     Net decrease in net assets resulting from share transactions         (42,560,965)    (137,953,826)
                                                                         -------------    -------------
                                                                         -------------    -------------

     Total decrease in net assets                                         (27,265,391)    (196,801,745)

NET ASSETS:
     Beginning of period                                                   79,190,351      275,992,096
                                                                         -------------    -------------
                                                                         -------------    -------------

     End of period  (1)                                                $   51,924,960   $   79,190,351
                                                                         =============    =============
                                                                         =============    =============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                   2,005,642        3,464,751
     Issued in reinvestment of distributions                                   42,031           75,353
     Redeemed                                                              (4,985,017)     (13,701,563)
                                                                         -------------    -------------
                                                                         -------------    -------------

     Net decrease                                                          (2,937,344)     (10,161,459)
                                                                         =============    =============
                                                                         =============    =============

(1) Including undistributed net investment income                      $                $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                        ------------------------------------------------------------
                                        ------------------------------------------------------------
                                          2003        2002 ~      2001 ~       2000 ~      1999 ~
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------
Net Asset Value, Beginning of Period  $     12.66        16.81 $     19.41  $     28.63 $     24.28

Income from Investment Operations
Net investment income                        0.15         0.07        0.06         0.01        0.06
Net realized and unrealized gain (loss)      2.99        (4.15)      (2.60)       (6.31)       6.34
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Income (Loss) From
    Investment Operations                    3.14        (4.08)      (2.54)       (6.30)       6.40
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Less Distributions

From net investment income                  (0.15)       (0.07)      (0.06)       (0.01)      (0.06)
From net realized gains                                                           (2.91)      (1.99)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Distributions                         (0.15)       (0.07)      (0.06)       (2.92)      (2.05)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, End of Period        $     15.65        12.66 $     16.81  $     19.41 $     28.63
                                        ==========   ==========  ==========   ==========  ==========
                                        ==========   ==========  ==========   ==========  ==========


Total Return                               24.85%      (24.08%)    (13.10%)     (22.36%)     26.87%

Net Assets, End of Period ($000)      $    51,925       79,190 $   275,992  $   350,803 $   499,612

Ratio of Expenses to Average Net Assets     0.60%        0.60%       0.60%        0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                      0.82%        0.53%       0.32%        0.03%       0.26%

Portfolio Turnover Rate                    25.37%       23.09%      37.66%       39.05%      54.24%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Growth Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Growth Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $18,410,557 and $61,647,118, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $54,734,142. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,438,536 and gross depreciation of securities in which there was an excess of tax cost over value of $7,260,804, resulting in net depreciation of $2,822,268.

5. FUTURES CONTRACTS

      As of December 31, 2003, the Portfolio had 2 open S&P 500 long futures contracts. The contracts expire in March 2004 and the Portfolio has recorded unrealized appreciation of $11,800.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were from ordinary income in the amount of $613,761 and $1,009,484 respectively.

      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                        $          0
     Undistributed capital gains                                     0
                                                           ------------
                                                           ------------
     Net accumulated earnings                                        0

                                                           ------------
                                                           ------------

     Net unrealized depreciation on investments            (2,822,268)
     Capital loss carryforwards                            (63,385,849)
     Post-October losses                                   (6,534,997)
                                                           ------------
                                                           ------------
     Total accumulated loss on investments                $(72,743,114)

                                                           ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2003 the Portfolio reclassified $2,890 from paid-in capital to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $6,484,023, $44,824,586 and $12,077,240, which expire in the years 2009, 2010 and 2011, respectively. The Portfolio also had current year deferred post-October capital losses of $6,534,997.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim Growth Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.61
      8,300 Boeing Co                                                    349,762
      1,675 Rockwell Collins                                              50,300
      4,650 United Technologies Corp                                     440,681
                                                                        $840,743

AIR FREIGHT --- 1.60
     11,178 United Parcel Service Inc Class B                            833,320
                                                                        $833,320

AUTO PARTS & EQUIPMENT --- 0.10
      5,500 Delphi Corp                                                   56,155
                                                                         $56,155

BANKS --- 0.92

      5,632 Fifth Third Bancorp                                          332,851
      1,500 North Fork Bancorp Inc                                        60,705
      3,000 Synovus Financial Corp                                        86,760
                                                                        $480,316

BIOTECHNOLOGY --- 1.96%

     12,824 Amgen Inc*                                                   792,523
      3,242 Biogen Idec Inc*                                             119,241
      1,873 Chiron Corp*                                                 106,742
                                                                      $1,018,506

BUILDING MATERIALS --- 0.15%
        773 American Standard Cos Inc*                                    77,841
                                                                         $77,841

CHEMICALS --- 2.14%

      9,150 Dow Chemical Co                                              380,366
      9,900 EI du Pont de Nemours & Co                                   454,311
      2,512 Ecolab Inc                                                    68,753
      1,050 Hercules Inc*                                                 12,810
        894 International Flavors & Fragrances Inc                        31,218
      3,182 Praxair Inc                                                  121,552
        704 Sigma-Aldrich Corp                                            40,255
                                                                      $1,109,265

COMMUNICATIONS - EQUIPMENT --- 1.24%
      4,034 Avaya Inc*                                                    52,200
     41,500 Lucent Technologies Inc*                                     117,860
        896 QLogic Corp*                                                  46,234
      7,920 QUALCOMM Inc                                                 427,126
                                                                        $643,420

COMPUTER HARDWARE & SYSTEMS --- 5.64%
     25,344 Dell Inc*                                                    860,682
     23,800 EMC Corp*                                                    307,496
     17,131 International Business Machines Corp                       1,587,701
      1,293 Lexmark International Group Inc Class A*                     101,682
      3,353 Network Appliance Inc*                                        68,837
                                                                      $2,926,398

COMPUTER SOFTWARE & SERVICES --- 14.42%
      2,320 Adobe Systems Inc                                             91,176
      1,100 Autodesk Inc                                                  27,038
      5,929 Automatic Data Processing Inc                                234,848
     68,421 Cisco Systems Inc*                                         1,661,946
      1,581 Citrix Systems Inc*                                           33,533
      2,902 Electronic Arts Inc*                                         138,658
      7,218 First Data Corp                                              296,588
      1,983 Intuit Inc*                                                  104,921
        917 Mercury Interactive Corp*                                     44,603
    107,266 Microsoft Corp                                             2,954,099
      3,700 Novell Inc*                                                   38,924
     51,787 Oracle Corp*                                                 683,588
      2,600 Parametric Technology Corp*                                   10,244
      3,768 Paychex Inc                                                  140,170
      3,030 Symantec Corp*                                               104,990
      3,200 Unisys Corp*                                                  47,520
      4,250 VERITAS Software Corp*                                       157,930
      6,553 Yahoo! Inc*                                                  295,999
      6,452 eBay Inc*                                                    416,735
                                                                      $7,483,510

CONGLOMERATES --- 7.22%

      7,800 3M Co                                                        663,234
     99,602 General Electric Co                                        3,085,670
                                                                      $3,748,904

CONTAINERS --- 0.15%

        571 Ball Corp                                                     34,014
        800 Sealed Air Corp*                                              43,312
                                                                         $77,326

COSMETICS & PERSONAL CARE --- 1.01%
      2,335 Avon Products Inc                                            157,589
     10,025 Gillette Co                                                  368,218
                                                                        $525,807

DISTRIBUTORS --- 0.46%

      6,420 SYSCO Corp                                                   239,017
                                                                        $239,017

ELECTRONIC INSTRUMENT & EQUIP --- 0.87%
      4,700 Agilent Technologies Inc*                                    137,428
      4,217 Emerson Electric Co                                          273,051
      1,196 Waters Corp*                                                  39,659
                                                                        $450,138

ELECTRONICS - SEMICONDUCTOR --- 7.70%
      3,742 Altera Corp*                                                  84,943
      3,642 Analog Devices Inc                                           166,257
     16,400 Applied Materials Inc*                                       368,180
      2,950 Broadcom Corp Class A*                                       100,566
     64,762 Intel Corp                                                 2,085,336
      1,927 KLA-Tencor Corp*                                             113,057
      3,127 Linear Technology Corp                                       131,553
      3,261 Maxim Integrated Products Inc                                162,398
      1,800 National Semiconductor Corp*                                  70,938
      1,668 PMC-Sierra Inc*                                               33,610
      1,800 Teradyne Inc*                                                 45,810
     17,100 Texas Instruments Inc                                        502,398
      3,355 Xilinx Inc*                                                  129,973
                                                                      $3,995,019

FINANCIAL SERVICES --- 1.73%
      9,608 Fannie Mae (nonvtg)                                          721,176
      1,050 Federated Investors Inc Class B                               30,828
      1,438 Moody's Corp                                                  87,071
      1,250 T Rowe Price Group Inc                                        59,263
                                                                        $898,338

FOOD & BEVERAGES --- 6.43%
      8,105 Anheuser-Busch Co Inc                                        426,971
        628 Brown-Forman Corp                                             58,687
      4,059 Campbell Soup Co                                             108,781
     24,272 Coca-Cola Co                                               1,231,804
      3,501 HJ Heinz Co                                                  127,541
      1,324 Hershey Foods Corp                                           101,935
      4,060 Kellogg Co                                                   154,605
      1,328 McCormick & Co Inc (nonvtg)                                   39,973
     17,030 PepsiCo Inc                                                  793,939
          0 Sara Lee Corp                                                      0
      7,792 Sara Lee Corp                                                169,164
      2,216 Wm Wrigley Jr Co                                             124,561
                                                                      $3,337,961

GOLD, METALS & MINING --- 0.13%
      1,661 Freeport-McMoRan Copper & Gold Inc                            69,978
                                                                         $69,978

HEALTH CARE RELATED --- 1.38%
      4,300 Cardinal Health Inc                                          262,988
        800 Express Scripts Inc Class A*                                  53,144
      2,348 IMS Health Inc                                                58,371
      5,852 United Health Group Inc                                      340,469
                                                                        $714,972

HOUSEHOLD GOODS --- 3.98%
        800 Black & Decker Corp                                           39,456
      2,106 Clorox Co                                                    102,267
      5,331 Colgate-Palmolive Co                                         266,817
      4,974 Kimberly-Clark Corp                                          293,914
        687 Maytag Corp                                                   19,133
     12,877 Procter & Gamble Co                                        1,286,155
        531 Tupperware Corp                                                9,208
        697 Whirlpool Corp                                                50,637
                                                                      $2,067,587

INSURANCE RELATED --- 0.49%
      5,271 Marsh & McLennan Cos Inc                                     252,428
                                                                        $252,428

LEISURE & ENTERTAINMENT --- 0.51%
      3,007 Harley-Davidson Inc                                          142,923
      3,398 International Game Technology                                121,309
                                                                        $264,232

MACHINERY --- 0.06%

        700 Navistar International Corp*                                  33,523
                                                                         $33,523

MEDICAL PRODUCTS --- 3.57%
      6,055 Baxter International Inc                                     184,799
      2,482 Biomet Inc                                                    90,370
      8,072 Boston Scientific Corp*                                      296,727
        500 CR Bard Inc                                                   40,625
      3,075 Guidant Corp                                                 185,115
     12,049 Medtronic Inc                                                585,702
        486 Millipore Corp*                                               20,922
      1,711 St Jude Medical Inc*                                         104,970
      2,046 Stryker Corp                                                 173,930
      2,422 Zimmer Holdings Inc*                                         170,509
                                                                      $1,853,669

OFFICE EQUIPMENT & SUPPLIES --- 0.30%
      1,106 Avery Dennison Corp                                           61,958
      2,322 Pitney Bowes Inc                                              94,320
                                                                        $156,278

OIL & GAS --- 0.62%
      5,850 Schlumberger Ltd                                             320,112
                                                                        $320,112

PERSONAL LOANS --- 1.51%
     12,738 American Express Co                                          614,354
      4,448 SLM Corp                                                     167,601
                                                                        $781,955

PHARMACEUTICALS --- 15.72%

     15,472 Abbott Laboratories                                          720,995
      1,304 Allergan Inc                                                 100,160
     19,215 Bristol-Myers Squibb Co                                      549,549
     11,171 Eli Lilly & Co                                               785,656
      3,641 Forest Laboratories Inc*                                     225,014
     29,488 Johnson & Johnson                                          1,523,350
     22,095 Merck & Co Inc                                             1,020,789
     75,690 Pfizer Inc                                                 2,674,128
     13,155 Wyeth                                                        558,430
                                                                      $8,158,071

PRINTING & PUBLISHING --- 0.65%
        842 Dow Jones & Co Inc                                            41,974
        850 Knight-Ridder Inc                                             65,765
      1,948 McGraw-Hill Cos Inc                                          136,204
        488 Meredith Corp                                                 23,819
      1,441 New York Times Co Class A                                     68,865
                                                                        $336,627

RESTAURANTS --- 0.44%

      3,844 Starbucks Corp*                                              127,083
      2,905 Yum! Brands Inc*                                              99,932
                                                                        $227,015

RETAIL --- 8.29%

        936 AutoZone Inc*                                                 79,757
      2,916 Bed Bath & Beyond Inc*                                       126,409
      3,226 Best Buy Co Inc                                              168,526
      3,252 Dollar General Corp                                           68,259
      1,714 Family Dollar Stores Inc                                      61,498
      8,874 Gap Inc                                                      205,966
      3,342 Kohl's Corp*                                                 150,189
      7,807 Lowe's Cos Inc                                               432,430
      1,602 RadioShack Corp                                               49,149
      4,900 Staples Inc*                                                 133,770
      4,896 TJX Cos Inc                                                  107,957
      1,496 Tiffany & Co                                                  67,619
     42,964 Wal-Mart Stores Inc                                        2,279,240
     10,183 Walgreen Co                                                  370,458
                                                                      $4,301,227

SHOES --- 0.35%

      2,650 NIKE Inc Class B                                             181,419
                                                                        $181,419

SPECIALIZED SERVICES --- 1.13%
      1,754 Apollo Group Inc*                                            119,272
      1,682 Cintas Corp                                                   84,319
        514 Deluxe Corp                                                   21,244
      1,305 Equifax Inc                                                   31,973
      1,783 H&R Block Inc                                                 98,725
      1,100 Monster Worldwide Inc*                                        24,156
      1,905 Omnicom Group Inc                                            166,364
      1,671 Robert Half International Inc*                                39,001
                                                                        $585,054

TELEPHONE & TELECOMMUNICATIONS --- 0.84%
     10,876 Nextel Communications Inc*                                   305,181
     17,500 Qwest Communications International Inc*                       75,600
     10,188 Sprint Corp*                                                  57,257
                                                                        $438,038

TOBACCO --- 2.23%

     20,203 Altria Group Inc                                           1,099,447
      1,610 UST Inc                                                       57,461
                                                                      $1,156,908

UNIT INVESTMENT TRUST --- 0.64%
      5,945 iShares S&P SmallCap 600 Index Fund                          330,542
                                                                        $330,542

UTILITIES --- 0.11%

      6,100 AES Corp*                                                     57,584
                                                                         $57,584

TOTAL COMMON STOCK --- 98.30%                                        $51,029,203
(Cost $49,417,590)

SHORT-TERM INVESTMENTS

    369,000 Federal Home Loan Bank                                       368,993
               .659%, January 2, 2004
    515,000 United States of America (1)                                 513,678
               .882%, April 15, 2004

TOTAL SHORT-TERM INVESTMENTS --- 1.70%                                  $882,671
(Cost $882,671)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100%                          $51,911,874
(Cost $50,300,261)

Legend

* Non-income Producing Security
(1) Collateral for Futures
See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004